Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
REVENUES
Room rentals and other hotel services	$ 15,443	$ 15,944	$ 27,305	$ 27,743
EXPENSES
Hotel and property operations	11,441	11,028	21,738	20,566
Depreciation and amortization	1,593	1,645	3,245	3,206
General and administrative	980	921	2,039	2,014
Acquisition and termination expense	28	162	49	162
Total expenses	14,042	13,756	27,071	25,948
EARNINGS BEFORE NET LOSS ON DISPOSITIONS OF ASSETS, OTHER INCOME, INTEREST EXPENSE AND INCOME TAXES	1,401	2,188	234	1,795
Net loss on dispositions of assets	(8)	(2)	(37)	(5)
Other income (loss)	2,131	872	1,834	(341)
Interest expense	(1,465)	(1,388)	(2,938)	(2,836)
Loss on debt extinguishment	(117)	(38)	(208)	(50)
Impairment	(7)	(2,735)	(7)	(2,470)
EARNINGS (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	1,935	(1,103)	(1,122)	(3,907)
Income tax expense	0	381	0	67
EARNINGS (LOSS) FROM CONTINUING OPERATIONS	1,935	(1,484)	(1,122)	(3,974)
Gain (loss) from discontinued operations, net of tax	443	3,924	(565)	2,443
NET EARNINGS (LOSS)	2,378	2,440	(1,687)	(1,531)
Earnings (loss) attributable to noncontrolling interest	(4)	(8)	3	(2)
NET EARNINGS (LOSS) ATTRIBUTABLE TO CONTROLLING INTERESTS	2,374	2,432	(1,684)	(1,533)
Preferred stock dividends	(837)	(837)	(1,674)	(1,494)
NET EARNINGS (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 1,537	$ 1,595	$ (3,358)	$ (3,027)
NET LOSS PER COMMON SHARE-BASIC AND DILUTED
EPS from continuing operations - Basic	$ 0.38	$ (0.81)	$ (0.97)	$ (1.90)
EPS from discontinued operations - Basic	$ 0.15	$ 1.36	$ (0.19)	$ 0.85
EPS Basic	$ 0.53	$ 0.55	$ (1.16)	$ (1.05)
EPS Diluted	$ (0.02)	$ 0.55	$ (1.16)	$ (1.05)